Submission	Jul. 02, 2025
Submission [Line Items]
Central Index Key	0001416876
Registrant Name	First Choice Healthcare Solutions, Inc.
Registration File Number	333-279357
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES